Allowance for Doubtful Accounts, Net 9 Months Ended (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 232,847	$ 150,847	$ 158,244